Organization and Business Operations (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended					6 Months Ended		9 Months Ended	12 Months Ended
	Nov. 30, 2025	Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Jun. 30, 2026	Jun. 30, 2025	Sep. 24, 2024	Dec. 31, 2025	Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net loss		$ 638,726	$ 2,008,476	$ 660,583	$ 538,770	$ 862,791	$ 2,647,202	$ 1,199,353	$ 654,640	$ 6,278,191	$ 1,517,431
Net cash used in operating activities						272,248	1,013,867	$ 451,105	551,743	1,692,258
Cash and cash equivalents		1,820,365				468,998	1,820,365			2,189,232	468,998
Accumulated deficit		$ 9,788,184				862,791	$ 9,788,184			7,140,982	$ 862,791
Proceeds from initial public offering	$ 3,235,692									$ 3,235,692